Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001109957
Cullen Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cullen Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cullen Small Cap Value Fund (the “Small Cap Value Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Value Fund’s performance. During the most recent fiscal year, the Small Cap Value Fund’s portfolio turnover rate was 37 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Small Cap Value Fund and does not include Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Small Cap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small Cap Value Fund will invest, under normal circumstances, at least 80% of its net assets in small-capitalization companies, which the Fund defines as those companies with market capitalizations below $5 billion at the time of original purchase. The Adviser generally selects stocks of companies that have the following characteristics:

•	a below average price/earnings ratio as compared with the average price/earnings ratio of the equity securities in the Russell 2500 Value Stock Index;

•	above average projected earnings growth as compared to the average projected earnings growth the equity securities in the Russell 2500 Value Stock Index.

The Small Cap Value Fund generally invests substantially all of its assets in common stocks and other equity securities, which can include convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs), master limited partnerships (MLPs), and preferred stocks. The Small Cap Value Fund invests roughly similar amounts of its assets in each security in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their price or earnings growth potential.

The Small Cap Value Fund may invest up to 30% of its assets in securities of companies headquartered outside the United States. These investments will be made in securities traded on an exchanges outside the United States and/or American Depositary Receipts (“ADRs”), which are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer,. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Small Cap Value Fund intends to diversify its investments in securities of companies headquartered outside the United States across different countries, but the percentage of the Small Cap Value Fund’s assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Small Cap Value Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets, and the Fund may consider investments in companies in any of the world’s developed or emerging stock markets.

The Small Cap Value Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Small Cap Value Fund will invest, under normal circumstances, at least 80% of its net assets in small-capitalization companies, which the Fund defines as those companies with market capitalizations below $5 billion at the time of original purchase.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Small Cap Value Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Small Cap Value Fund’s major risks are those of investing in the stock market, which can mean the Small Cap Value Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the Small Cap Value Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditures, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Small Cap Value Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Small Cap Value Fund’s shares. As a result, you could lose money investing in the Small Cap Value Fund.

Small-Capitalization Companies Risks. The Small Cap Value Fund invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile, and they face greater risk of business reversals, which could increase the volatility of the Small Cap Value Fund’s portfolio. Further, due to thin trading in some such companies, an investment may be more illiquid (i.e. harder to sell) than that of larger capitalization stocks.

Value Style Investing Risks. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Small Cap Value Fund’s “value” investment style may sometimes be lower than that of other types of equity funds.

Foreign Securities Risks. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

•	future political and economic developments,

•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,

•	the possible establishment of exchange controls,

•	the possible seizure or nationalization of foreign investments, and

•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Small Cap Value Fund if any of the following occur:

•	foreign stock markets decline in value,

•	the Small Cap Value Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

•	the value of a foreign currency declines relative to the U.S. dollar, or

•	political, social or economic instability in a foreign country causes the value of the Small Cap Value Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Market Disruptions Risk; Sovereign Debt Crises Risks. Beginning in 2008 and continuing through much of 2009 and 2010, the global financial markets underwent pervasive and fundamental disruptions, resulting in substantial declines in valuation and liquidity in the global capital markets.  This global market turmoil, combined with a global reduction in the availability of credit, has led to an increased level of commercial and consumer delinquencies and contributed to a lack of consumer confidence, increased market volatility and reduction of business activity generally.  The resulting economic pressure on consumers and lack of confidence in the financial markets also adversely affected the equity markets. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk.   The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

In response to the recent financial crises, the Obama Administration and the U.S. Congress proposed sweeping reform of the U.S. financial regulatory system. After over a year of debate, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) became law in July 2010. Because many provisions of the Dodd-Frank Act require rulemaking by the applicable regulators before becoming fully effective and the Dodd-Frank Act mandates multiple agency reports and studies (which could result in additional legislative or regulatory action), it is difficult to predict the impact of the Dodd-Frank Act on the Small Cap Value Fund, the Adviser and the markets in which they trade and invest. The Dodd-Frank Act could result in certain investment strategies in which the Small Cap Value Fund engages or may have otherwise engaged becoming non-viable or non-economic to implement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Small Cap Value Fund involves risks, including the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information shows the variability of the Retail Class’s returns (the class with the longest period of annual returns) and demonstrates some of the risks of investing in the shares of the Small Cap Value Fund. The bar chart shows the total return of the Small Cap Value Fund and shows the changes in the Small Cap Value Fund’s performance from year to year (on a calendar year basis). The table shows the Small Cap Value Fund’s average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Small Cap Value Fund. The Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information shows the variability of the Retail Class’s returns (the class with the longest period of annual returns)
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-485-8586
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cullenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31, 2014
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Small Cap Value Fund’s 2015 year-to-date total return through September 30, 2015 was -7.52%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	14.01%	Q4/2010
Lowest Return	-21.01%	Q3/2011

Year to Date Return, Label	rr_YearToDateReturnLabel	The Small Cap Value Fund’s 2015 year-to-date total return through September 30, 2015 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.01%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2014
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ.
Cullen Small Cap Value Fund | Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.11%
5 Years	rr_AverageAnnualReturnYear05	15.48%
Since Inception	rr_AverageAnnualReturnSinceInception	16.45%	[1]
Cullen Small Cap Value Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.08%	[3]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.34%	[4]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.08%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	1,035	[6]
5 Years	rr_ExpenseExampleYear05	1,952	[6]
10 Years	rr_ExpenseExampleYear10	$ 4,299	[6]
Annual Return 2010	rr_AnnualReturn2010	24.79%
Annual Return 2011	rr_AnnualReturn2011	(4.57%)
Annual Return 2012	rr_AnnualReturn2012	8.17%
Annual Return 2013	rr_AnnualReturn2013	36.00%
Annual Return 2014	rr_AnnualReturn2014	(12.72%)
1 Year	rr_AverageAnnualReturnYear01	(12.72%)
5 Years	rr_AverageAnnualReturnYear05	8.86%
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
Cullen Small Cap Value Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.52%)	[7]
5 Years	rr_AverageAnnualReturnYear05	7.77%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%	[1],[7]
Cullen Small Cap Value Fund | Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.86%)
5 Years	rr_AverageAnnualReturnYear05	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%	[1]
Cullen Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.24%	[3]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.25%	[4]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.24%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.01%
1 Year	rr_ExpenseExampleYear01	$ 204
3 Years	rr_ExpenseExampleYear03	1,282	[6]
5 Years	rr_ExpenseExampleYear05	2,356	[6]
10 Years	rr_ExpenseExampleYear10	$ 5,016	[6]
1 Year	rr_AverageAnnualReturnYear01	(13.38%)
5 Years	rr_AverageAnnualReturnYear05	8.08%
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
Cullen Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.26%	[3]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.27%	[4]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.26%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	997	[6]
5 Years	rr_ExpenseExampleYear05	1,904	[6]
10 Years	rr_ExpenseExampleYear10	$ 4,230	[6]
1 Year	rr_AverageAnnualReturnYear01	(12.78%)
5 Years	rr_AverageAnnualReturnYear05	9.10%
Since Inception	rr_AverageAnnualReturnSinceInception	9.83%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
Cullen Small Cap Value Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fee	rr_ManagementFeesOverAssets	1.00%	[8]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[8]
Other Expenses	rr_OtherExpensesOverAssets	3.21%	[3],[8]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.72%	[4],[8]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.96%)	[5],[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.76%	[8]
1 Year	rr_ExpenseExampleYear01	$ 179
3 Years	rr_ExpenseExampleYear03	1,156	[6]
5 Years	rr_ExpenseExampleYear05	2,138	[6]
10 Years	rr_ExpenseExampleYear10	$ 4,618	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
Cullen Small Cap Value Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fee	rr_ManagementFeesOverAssets	1.00%	[8]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[8]
Other Expenses	rr_OtherExpensesOverAssets	3.21%	[3],[8]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.47%	[4],[8]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.96%)	[5],[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.51%	[8]
1 Year	rr_ExpenseExampleYear01	$ 154
3 Years	rr_ExpenseExampleYear03	1,083	[6]
5 Years	rr_ExpenseExampleYear05	2,023	[6]
10 Years	rr_ExpenseExampleYear10	$ 4,415	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009

[1]	The Small Cap Value Fund commenced operations on October 1, 2009. The returns for the index have been calculated since the inception date of each class.
[2]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Small Cap Value Fund within seven (7) days of purchase. The redemption fee is payable to the Small Cap Value Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Small Cap Value Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[3]	Other expenses for the Retail Class shares, Class C shares and Class I shares, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Small Cap Value Fund’s statement of operations for its most recently completed fiscal year. Other expenses for Class R1 shares and Class R2 shares are estimated amounts for the current fiscal year.
[4]	The Total Annual Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Small Cap Value Fund and does not include Acquired Fund Fees and Expenses.
[5]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.75% for Class R1 shares and 1.50% for Class R2 shares, through October 31, 2016. The Adviser may, due to a recapture provision of the written expense limitation and reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Small Cap Value Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Small Cap Value Fund or the Adviser prior to its termination date.
[6]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2016. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[7]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
[8]	The expense information in the table has been restated for Class R1 and Class R2 Shares to reflect estimated acquired fund fees and expenses base on the current fiscal year.